Derivative Financial Instruments [Text Block] (Tables)	6 Months Ended
Sep. 30, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Notional Amounts of Derivative Contracts [Table Text Block]

	Notional amounts(1)
	March 31, 2016	September 30, 2016
	(in trillions)
Interest rate contracts	¥1,179.7	¥1,235.4
Foreign exchange contracts	215.6	199.5
Equity contracts	4.2	4.6
Commodity contracts	0.7	0.5
Credit derivatives	6.3	5.8
Others	3.6	3.5

Total	¥1,410.1	¥1,449.3

Note:    (1)    Includes both written and purchased positions.

Fair Value Information on Derivative Instruments Recorded on Condensed Consolidated Balance Sheets [Table Text Block]

	Fair value of derivative instruments
	March 31, 2016(1)(5)			September 30, 2016(1)(5)
	Not designated as hedges(2)	Designated as hedges(3)	Total derivatives(4)	Not designated as hedges(2)	Designated as hedges(3)	Total derivatives(4)
	(in billions)
Derivative assets:
Interest rate contracts	¥16,482	¥9	¥16,491	¥20,565	¥35	¥20,600
Foreign exchange contracts	4,696	—	4,696	4,798	—	4,798
Equity contracts	183	—	183	171	—	171
Commodity contracts	75	—	75	43	—	43
Credit derivatives	61	—	61	48	—	48
Others	3	—	3	1	—	1

Total derivative assets	¥21,500	¥9	¥21,509	¥25,626	¥35	¥25,661

Derivative liabilities:
Interest rate contracts	¥16,276	¥2	¥16,278	¥20,451	¥—	¥20,451
Foreign exchange contracts	4,335	—	4,335	3,983	—	3,983
Equity contracts	212	—	212	190	—	190
Commodity contracts	71	—	71	40	—	40
Credit derivatives	54	—	54	47	—	47
Others(6)	(132)	—	(132)	(121)	—	(121)

Total derivative liabilities	¥20,816	¥2	¥20,818	¥24,590	¥—	¥24,590

Notes:	(1)

The fair value of derivative instruments is presented on a gross basis even when derivative instruments are subject to master netting agreements. Cash collateral payable and receivable associated with derivative instruments are not added to or netted against the fair value amounts.

(2)	The derivative instruments which are not designated as a hedging instrument are held for trading and risk management purposes, and are presented in Trading account assets/liabilities except for (6).
(3)	The MUFG Group adopts hedging strategies and applies hedge accounting to certain derivative transactions entered into by MUAH. The derivative instruments which are designated as hedging instruments are presented in Other assets or Other liabilities on the accompanying condensed consolidated balance sheets.
(4)	This table does not include contracts with embedded derivatives for which the fair value option has been elected.
(5)	For more information about fair value measurement and assumptions used to measure the fair value of derivatives, see Note 32 to the consolidated financial statements for the fiscal year ended March 31, 2016.
(6)	Others include mainly bifurcated embedded derivatives carried at fair value, which are presented in Deposits and Long-term debt.

Gains and Losses for Trading and Risk Management Derivatives (Not Designated as Hedging Instruments) [Table Text Block]

	Trading and risk management derivatives gains and losses (Not designated as hedging instruments)
	Foreign exchange gains (losses)—net	Trading account profits (losses)—net	Total
	(in billions)
Six months ended September 30, 2015:
Interest rate contracts	¥—	¥45	¥45
Foreign exchange contracts	69	—	69
Equity contracts	—	93	93
Commodity contracts	—	—	—
Credit derivatives	—	7	7
Others	—	35	35

Total	¥69	¥180	¥249

Six months ended September 30, 2016:
Interest rate contracts	¥—	¥67	¥67
Foreign exchange contracts	179	—	179
Equity contracts	—	(20)	(20)
Commodity contracts	—	1	1
Credit derivatives	—	13	13
Others	2	(20)	(18)

Total	¥181	¥41	¥222

Gains and Losses for Derivatives Designated as Cash Flow Hedges [Table Text Block]

	Six months ended September 30,
	2015	2016
	(in billions)
Gains recognized in Accumulated OCI on derivative instruments (Effective portion)
Interest rate contracts	¥13	¥46

Total	¥13	¥46

Gains reclassified from Accumulated OCI into income (Effective portion)
Interest rate contracts(1)	¥9	¥10

Total	¥9	¥10

Note:	(1)	Included in Interest income.

Protection Sold Through Credit Default Swaps [Table Text Block]

	Protection sold
	Maximum potential/Notional amount by expiration period				Fair value
At March 31, 2016:	1 year or less	1-5 years	Over 5 years	Total	(Asset)/ Liability(1)
	(in millions)
Single name credit default swaps:
Investment grade(2)	¥459,003	¥1,372,477	¥29,906	¥1,861,386	¥(18,680)
Non-investment grade	66,924	288,761	6,300	361,985	5,815
Not rated	21,387	4,700	—	26,087	715

Total	547,314	1,665,938	36,206	2,249,458	(12,150)

Index and basket credit default swaps held by BTMU:
Investment grade(2)	4,237	194,196	163,468	361,901	(5,278)
Non-investment grade	2,880	28,000	—	30,880	(320)

Total	7,117	222,196	163,468	392,781	(5,598)
Index and basket credit default swaps held by MUSHD:
Investment grade(2)	46,000	166,794	—	212,794	(3,224)
Non-investment grade	9,384	58,238	—	67,622	(1,134)
Not rated	4,986	97,135	—	102,121	(4,148)

Total	60,370	322,167	—	382,537	(8,506)

Total index and basket credit default swaps sold	67,487	544,363	163,468	775,318	(14,104)

Total credit default swaps sold	¥614,801	¥2,210,301	¥199,674	¥3,024,776	¥(26,254)

	Protection sold
	Maximum potential/Notional amount by expiration period				Fair value
At September 30, 2016:	1 year or less	1-5 years	Over 5 years	Total	(Asset)/ Liability(1)
	(in millions)
Single name credit default swaps:
Investment grade(2)	¥521,988	¥1,107,194	¥17,716	¥1,646,898	¥(21,183)
Non-investment grade	85,774	345,492	8,458	439,724	(614)
Not rated	3,612	2,965	—	6,577	(37)

Total	611,374	1,455,651	26,174	2,093,199	(21,834)

Index and basket credit default swaps held by BTMU:
Investment grade(2)	3,802	145,328	122,350	271,480	(4,482)
Non-investment grade	7,000	11,123	20,224	38,347	149

Total	10,802	156,451	142,574	309,827	(4,333)

Index and basket credit default swaps held by MUSHD:
Investment grade(2)	20,000	206,131	6,000	232,131	(4,926)
Non-investment grade	17,000	—	—	17,000	(105)
Not rated	9,742	131,986	—	141,728	(3,889)

Total	46,742	338,117	6,000	390,859	(8,920)

Total index and basket credit default swaps sold	57,544	494,568	148,574	700,686	(13,253)

Total credit default swaps sold	¥668,918	¥1,950,219	¥174,748	¥2,793,885	¥(35,087)

Notes:	(1)	Fair value amounts are shown on a gross basis prior to cash collateral or counterparty netting.
(2)	The MUFG Group considers ratings of Baa3/BBB- or higher to meet the definition of investment grade.